UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811 02995

Exact name of registrant as specified in charter: NRM Investment Company

Address of principal executive offices: NRM Investment Company, Rosemont Business Campus, Suite 112, Building 3 - 919 Conestoga Road, Rosemont, Pennsylvania 19010

Name and address of agent for service:
John H. McCoy, President, NRM Investment Company, Rosemont Business Campus, Suite 112, Building 3 - 919 Conestoga Road, Rosemont, Pennsylvania 19010

Registrant's Telephone Number:   (610) 527-7009

Date of fiscal year end:  August 31, 2005


ITEM 1 - REPORTS TO STOCKHOLDERS
--------------------------------

A copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act is attached hereto.

ITEM 2  CODE OF ETHICS:
-----------------------

The registrant has adopted a code of ethics. It is attached as an Exhibit to
Item 11 (a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT:
-----------------------------------------

The Board of Directors does not have an audit committee and accordingly the entire board oversees the Registrant's accounting and financial reporting processes including the audits of its financial statements. The board employs an outside accountant responsible for normal bookkeeping, tax preparation and recordkeeping, and employs a firm of independent auditors to report on internal controls and certify its financial records on an annual basis. The bookkeeper and outside auditor both qualify as financial experts. The outside accountant and auditor are engaged on behalf of the Registrant by the Company's president and their engagements are ratified yearly by the shareholders. The outside auditor provides no services for the Registrant's investment adviser. Note: the members of the five-member board of directors own 87% of its shares. Registrant has no salaried employees to otherwise fulfill the role of financial expert.

ITEM 4. ACCOUNTANT FEES AND SERVICES
------------------------------------

(a)  Audit fees:                        2004          2005

                                        11,302        11,720
(b)  Related fees                            0             0

(c) (d) Tax & other fees                 6,000         6,000(1)


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
---------------------------------------------

See Item 3.

ITEM 6 - SCHEDULE OF INVESTMENTS
--------------------------------

The information is included as part of the report to shareholders filed under
Item 1 of this report and attached hereto.

ITEMS 7, 8
----------

Not applicable to Registrant

ITEM 9 - SUBMISSION OF MATTER TO A VOTE OF SECURITY HOLDERS
-----------------------------------------------------------

None.

ITEM - 10 CONTROLS AND PROCEDURES
---------------------------------

The Fund operates through its five-member board of directors sitting as an executive committee of the whole. It has no employees other than its officers none of whom receives compensation other than nominal director's fees. It engages independent contractors to provide investment, financial and custodial services.

----------
(1) Billed annually on a non-segregated basis.

PORTFOLIO PROCEDURES

1. The Investment Advisor and those authorized to execute investment transactions do not have discretion to change the Fund's portfolio outside of the guidelines established by the Board of Directors.

2. Any significant inflows or outflows of cash will be brought to the President's attention to confirm that a related purchase or sale of securities or other disbursement was authorized by him.

INVESTMENT CUSTODY AND SHAREHOLDER SERVICES

1. All transactions with shareholders and the custody of the Fund's Securities is performed by an independent corporate custodian. Any changes to these functions must be authorized by the Board of Directors.

ACCOUNTING AND REPORTING

1. The recording, summarizing and reporting of all financial data will be performed by a CPA who is independent of the buying and selling of securities as well as the disbursement of the Fund's cash and transfer of the Fund's assets.

2. Upon discovery, the CPA will bring any unusual transaction directly to the President and/or Board's attention.

3. The CPA will provide directly to the Board of Directors a Statement of Net Assets and a Statement of Operations in accordance with generally accepted accounting principles within ten business days of each month end.

                                 CERTIFICATIONS

I, John H. McCoy, President and Treasurer of the Fund certify that:

1. I have reviewed this report on Form N-CSR of NRM Investment Company;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:             10/28/05
--------------------------

      /s/ John H. McCoy
--------------------------------------
John H. McCoy, President and Treasurer

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: NRM Investment Company

By:            /s/ John H. McCoy
--------------------------------------
John H. McCoy, President and Treasurer

Date:             10/28/05
--------------------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:            /s/ John H. McCoy
--------------------------------------
John H. McCoy, President and Treasurer

Date:             10/28/05
--------------------------


By:               /s/ Edward Fackenthal
--------------------------------------------------
Edward Fackenthal, Counsel and Assistant Secretary

Date:             10/28/05
--------------------------

                                    EXHIBITS


            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Shareholders and Board of Directors
NRM Investment Company


         We have audited the accompanying statement of assets and liabilities of NRM Investment Company (the Fund), including the schedule of investments, as of August 31, 2005, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

         We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of NRM Investment Company at August 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                               [GRAPHIC OMITTED]

NRM INVESTMENT COMPANY
--------------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
                                 AUGUST 31, 2005
--------------------------------------------------------------------------------------------------------------------


                                                                                                         2005
                                                                                                    ----------------

                                    ASSETS

     Investments at fair value (cost $15,280,350)                                                       $15,463,982
     Interest and dividends receivable                                                                      104,586
     Prepaid expenses                                                                                           625
                                                                                                    ----------------

         TOTAL ASSETS                                                                                    15,569,193


                                 LIABILITIES
     Accrued expenses and other liabilities                                                                 172,121
                                                                                                    ----------------

         NET ASSETS, APPLICABLE TO 3,948,446 OUTSTANDING SHARES, EQUIVALENT                             $15,397,072
              TO $3.90 A SHARE
                                                                                                    ================


See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------
2

NRM INVESTMENT COMPANY
--------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
                                 AUGUST 31, 2005
--------------------------------------------------------------------------------------------------------------------


                                                                                   PRINCIPAL
                                                                                    AMOUNT               FAIR
                            MUNICIPAL BONDS - 51.3%                                OR SHARES             VALUE

--------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATION BONDS - 14.5%
     Seattle, Washington, 3.00%, due 12/1/06                                            100,000         $   100,118
     Snohomish County, Washington, Fire Protection District No. 1, 3.00%,
         due 12/1/07 (FSA)                                                              135,000             134,845

     Bucks County, Pennsylvania, 5.00%, due 6/15/11, callable 6/15/09 at 100            100,000             106,092
     Pittsburgh, Pennsylvania, 5.00%, due 9/1/12, callable 3/1/12 at 100
         (AMBAC)                                                                        250,000             269,785
     Berks County Pennsylvania, 5.00%, due 11/15/14, callable 11/15/08 at
         100 (AMBAC)                                                                    100,000             105,105
     Philadelphia, Pennsylvania School District, 5.625%, due 8/1/15,
         callable 8/1/12 at 100 (FGIC)                                                  300,000             340,752
     Philadelphia Pennsylvania School District, 5.25%, due 4/1/16, callable
         4/1/09 at 100 (MBIA)                                                           100,000             107,455
     Montgomery County Texas Municipal Utility District 67, 6.00%, due
         9/1/16, callable 9/1/05 at 100 (AMBAC)                                         250,000             250,000
     Licking County Ohio Joint Vocational School District, 5.375%, due
         12/1/16, callable 12/1/12 at 100 (MBIA)                                        170,000             188,736
     Pittsburgh Pennsylvania School District, 5.50%, due 9/1/17 (FSA)                   250,000             292,452
     Fairfax County, Virginia, 5.50%, due 12/1/17, callable 12/1/07
         at 102                                                                         135,000             144,858
     Bucks County, Pennsylvania School District, 5.250%, due 12/1/17,
         callable 4/1/07 at 100                                                         200,000             208,594
                                                                                                    ----------------

         TOTAL GENERAL OBLIGATION BONDS                                                                   2,248,792
                                                                                                    ----------------

HOUSING FINANCE AGENCY BONDS - 3.2%
     Odessa, Texas Housing Finance Corporation, Home Mortgage Revenue
         Refunding, 8.45%, due 11/1/11, callable 11/1/05 at 103                          40,589              41,442
     California Housing Finance Agency, Home Mortgage, 10.25%, due 2/1/14,
         callable 2/1/99 at 100                                                          50,000              52,074
     Nevada Housing Division, Single-Family Mortgage, 7.35%, due 10/1/15                  5,000               5,001
     Alabama Housing Finance Authority, Single-Family Mortgage, 6.00%, due
         10/1/16, callable 4/1/06 at 102                                                140,000             143,716
     Minnesota State Housing Finance Agency, Single-Family Mortgage, 5.95%,
         due 1/1/17, callable 1/1/07 at 101.50                                           80,000              82,304
     Hawaii State Housing Finance and Development Corporation, Single-Family
         Mortgage, 5.45%, due 7/1/17 callable 7/1/07 at 102,
         callable 7/1/09 at 100                                                          50,000              51,844



See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------

3

NRM INVESTMENT COMPANY
--------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 2005
--------------------------------------------------------------------------------------------------------------------


                                                                                   PRINCIPAL
                                                                                    AMOUNT               FAIR
                    MUNICIPAL BONDS - 51.3% (CONTINUED)                            OR SHARES             VALUE

--------------------------------------------------------------------------------------------------------------------

HOUSING FINANCE AGENCY BONDS - 3.2% (CONTINUED)
     Utah State Housing Finance Agency, Single-Family Mortgage, 6.30%, due
         1/1/18                                                                          10,000        $     10,070
     Florida Housing Finance Corp., 5.25%, due 12/1/18, callable 12/1/08 at
         102, 12/1/10 at 100                                                            100,000             104,120
                                                                                                    ----------------

         TOTAL HOUSING FINANCE AGENCY BONDS                                                                 490,571
                                                                                                    ----------------

HOSPITAL REVENUE BONDS - 1.6%
     St. Mary Hospital Authority, Pennsylvania Health System, 3.00%, due
         11/15/07                                                                       125,000             122,371
     Kalamazoo Michigan Hospital Finance Authority, Bronson Methodist,
         5.75%, due 5/15/16 callable 5/15/06 at 102 (MBIA)                              125,000             130,052
                                                                                                    ----------------

         TOTAL HOSPITAL REVENUE BONDS                                                                       252,423
                                                                                                    ----------------

OTHER REVENUE BONDS - 32.0%
     Grand Rapids, Michigan Downtown Development Authority, 6.60%, due
         6/1/08, callable 6/1/06 at 100                                                 365,000             370,971
     Colorado Water Reserve Power Authority, 4.00%, due 9/1/06                          315,000             318,229
     Allegheny County Pennsylvania Industrial Development Authority, 5.00%,
         due 11/1/11 (MBIA)                                                             100,000             109,127
     Pennsylvania State Higher Educational Facilities Authority, 5.25%, due
         1/1/12, callable 7/1/08 at 100 (MBIA)                                          175,000             184,494
     Philadelphia Pennsylvania Gas Works, 18th Series, 5.00%, due 8/1/11
         (CIFG)                                                                         430,000             465,785
     Central and Western Chester County IDA, Heatherwood Project, 5.75%,
         due 2/1/12, callable 2/1/02 at 100                                             155,000             155,122
     Pennsylvania State Higher Educational Facilities Authority, 5.375%,
         due 7/1/12, callable 7/1/09 at 100 (AMBAC)                                     100,000             107,607
     Jackson Mississippi Redevelopment Authority, Jackson Street Area
         Project, 5.70%, due 4/1/13, callable 10/1/05 at 100 (MBIA)                     100,000             100,180
     Harrisburg Pennsylvania Recovery Facilities, 5.00%, due 9/1/13,
         callable 9/1/08 at 101 (FSA)                                                   100,000             106,675
     Rock Hill South Carolina Utility System, 5.125%, due 1/1/14, callable
         1/1/10 at 101 (FSA)                                                            125,000             134,199
     Philadelphia Pennsylvania Wastewater, 5.25%, due 11/1/14, callable
         11/1/12 at 100 (FGIC)                                                          250,000             277,295


See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------

4

NRM INVESTMENT COMPANY
--------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 2005
--------------------------------------------------------------------------------------------------------------------



                                                                                   PRINCIPAL
                                                                                    AMOUNT               FAIR
                    MUNICIPAL BONDS - 51.3% (CONTINUED)                            OR SHARES             VALUE

--------------------------------------------------------------------------------------------------------------------
OTHER REVENUE BONDS - 32.0% (CONTINUED)

     Pennsylvania State Turnpike Commission, 5.25%, due 12/1/14, callable
         12/1/08 at 101 (AMBAC)                                                         230,000         $   247,106
     Pennsylvania State Turnpike Commission, 5.25%, due 12/1/15, callable
         12/1/08 at 101 (AMBAC)                                                         200,000             214,266
     Rochester Minnesota Independent School District No. 535, 5.75%, due
         2/1/16, callable 2/1/10 at 100                                                 100,000             109,745
     Allegheny County PA Higher Educational Building Authority, 5.50%, due
         3/1/16 (AMBAC)                                                                 150,000             173,432
     Ohio State Mental Health Capital Facilities, 5.50%, due 6/1/16,
         callable 6/1/11 at 100 (MBIA)                                                  250,000             273,685
     Pennsylvania State Higher Educational Facilities Authority, 5.00%, due
         6/15/16, callable 6/15/12 at 100 (AMBAC)                                       100,000             107,784
     Philadelphia Pennsylvania Industrial Development Lease Revenue, 5.40%,
         due 2/15/17, callable 2/15/07 at 102 (MBIA)                                    100,000             105,100
     Delaware River Port Authority PA & NJ, 5.75%, due 1/1/18, callable
         1/1/10 at 100 (FSA)                                                            100,000             110,121
     Las Vegas Nevada Convention and Visitors Authority, 5.75%,
         due 7/1/18, callable 7/1/09 at 101 (AMBAC)                                     100,000             110,437
     Pennsylvania State Turnpike, Registration Fee Revenue, 5.375%, due
         7/15/18, callable 7/15/11 at 101 (AMBAC)                                       100,000             112,019
     Red River Texas Education Finance Corporation, St. Marks School,
         6.00%, due 8/15/17, callable 2/15/10 at 100                                    300,000             329,574
     Red River Texas Education Finance Corporation, St. Marks School,
         6.00%, due 8/15/18, callable 2/15/10 at 100                                    150,000             164,335
     Michigan Municipal Bond Authority, LOC Government Loans, 6.125%, due
         12/1/18, callable 12/1/04 at 102, callable 12/1/06 at 100 (FGIC)               100,000             101,865
     Placer County California Water Agency, Certificates of Participation,
         5.50%, due 7/1/19, callable 7/1/09 at 101 (AMBAC)                              320,000             351,264
     Brevard County Florida School Board Certificates, 5.5%, due 7/1/21,
         callable 7/1/06 at 102 (AMBAC)                                                 100,000             104,148
                                                                                                    ----------------

         TOTAL OTHER REVENUE BONDS                                                                        4,944,565
                                                                                                    ----------------

         TOTAL MUNICIPAL BONDS (COST $7,771,433)                                                          7,936,351
                                                                                                    ----------------

See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------

5

NRM INVESTMENT COMPANY
--------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 2005
--------------------------------------------------------------------------------------------------------------------


                                                                                   PRINCIPAL
                                                                                    AMOUNT               FAIR
                                                                                   OR SHARES             VALUE

--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 8.1%
     Abbott Labs                                                                            900         $     40,617
     Aflac, Inc.                                                                            750               32,415
     American International Group, Inc.                                                     700               41,440
     Anheuser Busch Cos., Inc.                                                              900               39,879
     Automatic Data Processing, Inc.                                                        950               40,613
     Becton Dickinson & Co.                                                                 600               31,578
     Citigroup Inc.                                                                       1,600               70,032
     Coca Cola Co.                                                                          700               30,800
     Colgate Palmolive Co.                                                                  900               47,250
     Exxon Mobile Corp.                                                                     900               53,910
     Gannett Company Inc.                                                                   750               54,540
     General Electric Co.                                                                 2,000               67,220
     Home Depot Inc.                                                                      1,200               48,384
     Intel Corp.                                                                          2,000               51,440
     Johnson & Johnson                                                                    1,000               63,390
     Johnson Controls Inc.                                                                  500               29,990
     Lowes Companies, Inc.                                                                  400               25,724
     McGraw Hill Cos., Inc.                                                                 750               36,165
     Medtronic Inc.                                                                         650               37,050
     Microsoft Corp.                                                                      2,100               57,498
     Novartis AG ADR                                                                        500               24,375
     Pepsico Inc.                                                                         1,000               54,850
     Pfizer Inc.                                                                          1,800               45,863
     Procter & Gamble Co.                                                                   800               44,384
     Target Corporation                                                                     400               21,500
     3M Company                                                                             400               28,460
     Wal Mart Stores, Inc.                                                                  900               40,464
     Wells Fargo & Co.                                                                      900               53,658
     Sysco Corp.                                                                          1,300               43,394
                                                                                                    ----------------

         TOTAL COMMON STOCKS (COST $1,284,722)                                                             1,256,883
                                                                                                    ----------------

OTHER REGULATED INVESTMENT COMPANIES - 30.9%
     Evergreen Pennsylvania Bond Fund                                                    87,032           1,000,000
     ING Global Equity Dividend & Premium Opportunity Fund                               40,000             824,000
     North Track S&P 100 Index Fund                                                      92,490           2,955,053
                                                                                                    ----------------

         TOTAL OTHER REGULATED INVESTMENT COMPANIES (COST $4,800,000)                                     4,779,053
                                                                                                    ----------------



See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------

6

NRM INVESTMENT COMPANY
--------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 2005
--------------------------------------------------------------------------------------------------------------------


                                                                                   PRINCIPAL             FAIR
                                                                                    AMOUNT
                                                                                   OR SHARES             VALUE

--------------------------------------------------------------------------------------------------------------------
OTHER SECURITIES - 9.5%
     UBS AG Enhanced Appreciation Securities, due 2/28/06                               400,000       $     445,000
     UBS AG Enhanced Appreciation Securities, due 3/31/06                               250,000             270,625
     UBS AG Enhanced Appreciation Securities, due 6/30/06                               750,000             751,875
                                                                                                    ----------------

         TOTAL OTHER SECURITIES (COST $1,400,000)                                                         1,467,500
                                                                                                    ----------------

SHORT-TERM INVESTMENTS - AT COST APPROXIMATING FAIR VALUE - 0.2%,
     FEDERATED  PENNSYLVANIA MUNICIPAL  CASH TRUST #8 (COST $24,195)                     24,195              24,195
                                                                                                    ----------------

         TOTAL INVESTMENTS - 100% (COST $15,280,350)                                                    $15,463,982
                                                                                                    ================



See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------

7

NRM INVESTMENT COMPANY
--------------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
                           YEAR ENDED AUGUST 31, 2005
--------------------------------------------------------------------------------------------------------------------



                                                                                                         2005

--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                                                          $466,989
                                                                                                    ----------------

EXPENSES
     Investment advisory fees                                                                                10,000
     Custodian fees                                                                                           7,818
     Transfer and dividend disbursing agent fees                                                              3,146
     Legal and professional fees                                                                             71,226
     Directors' fees                                                                                          6,000
     Insurance                                                                                                1,500
     Capital stock tax                                                                                        4,600
     Provision for environmental claims                                                                      80,243
     Miscellaneous                                                                                            8,100
                                                                                                    ----------------

         TOTAL EXPENSES                                                                                     192,633
                                                                                                    ----------------

         NET INVESTMENT INCOME                                                                              274,356
                                                                                                    ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     Net realized gain from investment transactions                                                         518,298
     Net unrealized depreciation of investments                                                            (133,043)
                                                                                                    ----------------

         NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                                    385,255
                                                                                                    ----------------

         NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                              $659,611
                                                                                                    ================


See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------

8

NRM INVESTMENT COMPANY
--------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
                      YEARS ENDED AUGUST 31, 2005 AND 2004
--------------------------------------------------------------------------------------------------------------------



                                                                                    2005                 2004

--------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS
     Net investment income                                                       $     274,356        $     471,938
     Net realized gain from investment transactions                                    518,298              565,490
     Net unrealized depreciation of investments                                       (133,043)            (190,718)
                                                                               ----------------     ----------------

         NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          659,611              846,710

DISTRIBUTIONS TO SHAREHOLDERS                                                         (781,880)            (465,704)

CAPITAL SHARE TRANSACTIONS                                                             (59,678)                  15
                                                                               ----------------     ----------------

         TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (181,947)             381,021

NET ASSETS - BEGINNING OF YEAR                                                      15,579,019           15,197,998
                                                                               ----------------     ----------------

NET ASSETS - END OF YEAR                                                           $15,397,072          $15,579,019
                                                                               ================     ================


See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------

9

NRM INVESTMENT COMPANY
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
               YEARS ENDED AUGUST 31, 2005, 2004, 2003, 2002, 2001
------------------------------------------------------------------------------------------------------------------------------------



                                                             2005            2004            2003           2002            2001

------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT THE
     INDICATED YEAR)

     Net asset value, beginning of year                       $3.931         $3.834          $3.842          $3.837          $3.794
                                                          ------------   -------------   -------------   ------------    -----------

     Net investment income                                      .070           .119            .146            .163            .199

     Net realized and unrealized gain on investments            .097           .096            .006            .006            .054
                                                          ------------   -------------   -------------   ------------    -----------

         TOTAL FROM INVESTMENT OPERATIONS                       .167           .215            .152            .169            .253

     Less distributions:
         Dividends from capital gains                          (.130)         (.009)              -               -               -
         Dividends from net tax-exempt income                  (.061)         (.103)          (.146)          (.163)          (.199)
         Dividends from net taxable income                     (.007)         (.006)              -               -               -
         Distribution in excess of net investment
              income                                              -               -           (.014)          (.001)          (.011)
                                                          ------------   -------------   -------------   ------------    -----------

         TOTAL DISTRIBUTIONS                                   (.198)         (.118)          (.160)          (.164)          (.210)
                                                          ------------   -------------   -------------   ------------    -----------

         NET ASSET VALUE, END OF YEAR                         $3.900         $3.931          $3.834          $3.842          $3.837
                                                          ============   =============   =============   ============    ===========

TOTAL RETURN                                                   3.76%          5.59%           3.96%           4.40%           6.70%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of year (in thousands)                   $15,397        $15,579         $15,198         $15,285         $15,322

     Ratio of expenses to average net assets                   1.23%           .67%           1.07%           1.43%            .95%

     Ratio of net investment income to average net assets      1.75%          3.04%           3.78%           4.24%           4.93%

     Portfolio turnover rate                                  56.38%         47.45%          37.90%          16.82%          14.21%



See notes to financial statements.
------------------------------------------------------------------------------------------------------------------------------------
10

NRM INVESTMENT COMPANY
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 2005
--------------------------------------------------------------------------------


NOTE 1 - NATURE OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES

              NATURE OF BUSINESS

                  NRM Investment Company (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

              VALUATION OF INVESTMENTS

                  Investments in securities (other than debt securities maturing in 60 days or less) traded in the over-the-counter market, and listed securities for which no sale was reported on the last business day of the year, are valued based on prices furnished by a pricing service. This service determines the valuations using a matrix pricing system based on common bond features such as coupon rate, quality and expected maturity dates. Securities for which market quotations are not readily available are valued by the Investment Advisor under the supervision and responsibility of the Fund's Board of Directors. Investments in securities that are traded on a national securities exchange are valued at the closing prices. Short-term investments are valued at amortized cost, which approximates fair value.

              INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME

                  Investment transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on the basis of identified cost for both financial and federal income tax purposes. Interest income is recorded on the accrual basis for both financial and income tax reporting. In computing investment income, the Fund amortizes premiums over the life of the security, unless said premium is in excess of any call price, in which case the excess is amortized to the earliest call date. Discounts are accreted over the life of the security.

              TRANSACTIONS WITH SHAREHOLDERS

                  Fund shares are sold and redeemed at the net asset value. Transactions of these shares are recorded on the trade date. Dividends and distributions are recorded by the Fund on the ex-dividend date.

              FEDERAL INCOME TAXES

                  It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its net investment income and realized net gain from investment transactions to its shareholders and, accordingly, no provision has been made for federal income taxes.



--------------------------------------------------------------------------------
11

NRM INVESTMENT COMPANY
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 2005
--------------------------------------------------------------------------------



NOTE 1 - NATURE OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

              ESTIMATES

                  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISOR AND MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

              The Fund has an investment advisory agreement which provides that the Fund will pay to the investment advisor, as compensation for services provided and expenses assumed, a fee at the annual flat rate of $10,000. The chief executive officer of the investment advisor is on the Board of Directors of the Fund.


NOTE 3 - COST, PURCHASES AND SALES OF INVESTMENT SECURITIES

              Cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, aggregated $8,333,834 and $8,795,742, respectively, during the year ended August 31, 2005.

              At August 31, 2005, the cost of investment securities owned is the same for financial reporting and federal income tax purposes. Net unrealized appreciation of investment securities is $183,633 (aggregate gross unrealized appreciation of $284,903, less aggregate unrealized depreciation of $101,270).


NOTE 4 - ENVIRONMENTAL LIABILITY

              The Fund has been identified as a potentially responsible party ("PRP") by the Environmental Protection Agency ("EPA") in remedial activities related to an environmental matter.

              The claim is divided into two parts: the first relates to groundwater contamination (OU-1), and the second relates to drummed waste and soil cleanup (OU-2). In addition, there are past costs incurred by the EPA.

              The Fund has joined a group (OU-1 Group) of defendants to share the costs of the OU-1 matter and has declined to join a group (OU-2 Group) to share the costs of the OU-2 matter as the Fund believes its linkage to this portion of the claim to be weak.

              The Fund has accrued $150,000 at August 31, 2005 as its estimate of the remaining commitment to the OU-1 Group. The Fund's share of the costs is subject to reallocation after all available evidence is analyzed.

--------------------------------------------------------------------------------
12

NRM INVESTMENT COMPANY
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 2005
--------------------------------------------------------------------------------


NOTE 4 - ENVIRONMENTAL LIABILITY (CONTINUED)

              The OU-2 Group has begun a cost recovery suit against the Fund and others for the OU-1 and OU-2 work as well as past EPA costs. The total amount asserted for both the OU-1 and OU-2 matters is $3,000,000 and for the past EPA costs is $7,000,000. Of the amounts the Fund has already paid or will pay because of its OU-1 contract commitment, it will seek contribution or reimbursement from the other defendants. The Fund believes there is little evidence to link it to the OU-2 matter but the OU-2 Group will assert otherwise. Ultimately there will be an allocation of responsibility under court supervision which will ultimately resolve contracted and contributed claim costs. However, the outcome to the Fund is clearly uncertain and cannot be measured. The ultimate outcome may have a material adverse effect on the Fund's financial position or results of operations.

NOTE 5 - TRANSACTIONS IN CAPITAL STOCK AND COMPONENTS OF NET ASSETS

              Transactions in fund shares were as follows:

                                                                   YEARS ENDED AUGUST 31,
                                          --------------------------------------------------------------------------
                                                         2005                                  2004
                                          -----------------------------------   ------------------------------------
                                              SHARES             AMOUNT             SHARES              AMOUNT
                                          ----------------   ----------------   ----------------    ----------------
Shares issued in reinvestment of
     dividends                                         20      $          80                 13                 $52
Shares redeemed                                   (15,015)           (59,758)                (9)                (37)
                                          ----------------   ----------------   ----------------    ----------------

         NET INCREASE (DECREASE)                  (14,995)          $(59,678)                 4                 $15
                                          ================   ================   ================    ================


              The components of net assets at August 31, 2005 and 2004 are as follows:

                                                                                    2005                 2004
                                                                                ----------------    ----------------
                   Capital shares, par value $.01 per share, 3,948,446 shares and 3,963,441 shares issued and outstanding at August
                        31, 2005 and 2004 (10,000,000 full and fractional shares
                        authorized); and capital paid-in                           $15,323,827          $15,383,505
                   Unrealized appreciation of investments                              183,633              316,676
                   Overdistributed net investment income                              (110,388)            (121,162)
                                                                                ----------------    ----------------

                          NET ASSETS                                               $15,397,072          $15,579,019
                                                                                ================    ================

--------------------------------------------------------------------------------
13

                             NRM INVESTMENT COMPANY

                                FINANCIAL REPORT


                                 AUGUST 31, 2005

NRM INVESTMENT COMPANY
--------------------------------------------------------------------------------
TABLE OF CONTENTS
                                 AUGUST 31, 2005
--------------------------------------------------------------------------------


                                                                          PAGE
                                                                          ----

FINANCIAL STATEMENTS:
     Report of Independent Registered Public Accounting Firm                 7

     Statement of Assets and Liabilities                                     2

     Schedule of Investments                                                 3

     Statement of Operations                                                 9

     Statements of Changes in Net Assets                                    10

     Financial Highlights                                                   11

     Notes to Financial Statements                                          12

NRM INVESTMENT COMPANY
--------------------------------------------------------------------------------
                             NRM INVESTMENT COMPANY
                                 (the "Company")

                           CODE OF ETHICS AS RESTATED
                           --------------------------
                                   And Amended
                                   -----------


I.       Legal Requirement.
         ------------------

         Rule 17j-1(b) under the Investment Company Act of 1940, as amended (the "1940 Act"), makes it unlawful for any officer or director of the Company, the investment advisor or any person affiliated with the Company or an Advisor, in connection with the purchase or sale, directly or indirectly, by such person of a security "Held or to be Acquired" by the Company:

1. To employ any device, scheme or artifact to defraud the Company;

2. To make to the Company any untrue statement of a material fact or omit to state to the Company a material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading;

3. To engage in any act, practice, or course of business that operates or would operate as a fraud or deceit upon the Company; or

4. To engage in any manipulative practice with respect to the Company's investment portfolios.

II.      Purpose of the Code of Ethics.
         ------------------------------

         In compliance with general fiduciary rules and with amended Rule 17j-1
(c) under the Investment Company Act, the Company requires that its directors, officers and other employees, the directors, officers and other employees of the Company's investment advisor, and the directors, officers and other employees of its other advisors will conduct their personal investment activities in accordance with (1) the duty at all times to place the interests of the Company's shareholders first, (2) the requirement that all personal securities transactions be conducted in a manner consistent with this Code of Ethics and in such manner as to avoid any actual or potential conflict of interest or any abuse of an individual's position of trust and responsibility, and (3) the fundamental standard that the Company, investment advisor and other Advisory personnel should not take inappropriate advantage of their positions.

NRM INVESTMENT COMPANY
--------------------------------------------------------------------------------

         In view of the amendments to Rule 17j-1 effective October 29, 1999, the Company's Board of Directors has determined to restate in its entirety the Company's existing code of ethics and to adopt this Code of Ethics to limit or proscribe conduct for certain types of personal securities transactions that might involve conflicts of interest or an appearance of impropriety, and to establish reporting requirements and enforcement procedures consistent with the Rule amendments.

III.     Definitions.
         ------------

         The following two definitions of "Access Person" and "Advisory Person" are taken from the amended Rule. They are included for the purpose of alerting individuals affected by this Code to adhere to its provisions. As provided in "C" other definitions are contained in detail in the Rule and the individual or his counsel is directed thereto.

         A. An "Access Person" means: (1) each director (2) each officer, (3) each employee of (i) the Company (ii) any Company in a control relationship to the Company (iii) an Advisory Person, or (iv) the investment advisor, who in connection with his or her regular functions or duties, makes, participates in, or obtains information regarding the purchase or sale of a security by the Company or whose functions relate to the making of any recommendations with respect to such purchases or sales.

         B. An "Advisory Person" means a corporate or individual Access Person other than the directors, officers and other employees of the Company, persons or entities in a control relationship with the Company, or its investment advisor.

NRM INVESTMENT COMPANY
--------------------------------------------------------------------------------

         C. Other definitions contained in amended Rule 17j-1 (a) as they relate to Access Persons, including Advisory Persons, or as they are otherwise applicable in this Code of Ethics are incorporated herein; they are identified herein by being in initial capitals.


IV Policies of the Company Regarding Personal Securities Transactions.
   -------------------------------------------------------------------

A.   General Policy.
     ---------------

          No Access Person of the Company shall engage in any act, practice or course of business that would violate the provisions of Rule 17j-1(b) set forth above, or in connection with any personal investment activity, engage in conduct inconsistent with this Code of Ethics. All affected Access Persons, to demonstrate compliance, shall file the reports provided in the Rule and in this Code.

B.   Specific Policies.
     ------------------

     1. Restrictions on Personal Securities Transactions by Access Persons.
        -------------------------------------------------------------------

         a. No Access Person may buy or sell securities in an Initial Public Offering or Limited Public Offering for his personal portfolio or the portfolio of a member of his immediate family without obtaining written authorization from the Company's president or his designee PRIOR to effecting such security transaction. A written authorization for such security transaction will be provided by the president or his designee to the person receiving the authorization (if granted) and to the Company's record-keeper to memorialize the authorization that was granted.

            NOTE: If an Access Person has questions as to whether purchasing or selling a security in an Initial Public Offering or a Limited Public Offering for his personal portfolio or the portfolio of a member of his immediate family requires prior authorization, the Access Person should consult the Company's President or designee for clearance or denial of clearance to trade PRIOR to effecting any securities transactions.

NRM INVESTMENT COMPANY
--------------------------------------------------------------------------------


        b. It is the Company's intent to establish a "blackout period" within which to limit an Access Person's trading in securities in which the Company holds or is considering holding a position. Accordingly, without obtaining written authorization from the Company's president or designee PRIOR to effecting a security transaction, no Access Person, for his personal portfolio or the portfolio of a member of his immediate family, shall engage in the Purchase or Sale of a Covered Security within the most recent fifteen day period from the Company's acquisition or sale of a like security or from the last time a like security was being considered for purchase or sale by the Company.

      c. Pre-clearance approval under paragraphs (a) or (b) will expire at the close of business on the fifth trading day after the date on which the authorization is received, and the Access Person is required to renew clearance for the transaction if the trade is not completed before the authority expires.



V. Procedures.
   -----------

         In order to provide the Company with information to enable it to determine with reasonable assurance whether the provisions of this Code are being observed by its Access Persons:

       A. Each Access Person of the Company (except an Advisory Person to the investment adviser who reports to the Investment Advisor) shall direct his broker to supply to the Company's president or his designee, on a timely basis, duplicate copies of confirmations of all securities transactions in which the person has, or by reason of such transaction acquires any direct or indirect beneficial ownership(2) and copies of periodic statements for all securities accounts.



----------
         (2) You will be treated as the "beneficial owner" of a security under this policy only if you have a direct or indirect pecuniary interest in the security.
         (a) A direct pecuniary interest is the opportunity, directly or indirectly, to profit, or to share the profit, from the transaction.
         (b) An indirect pecuniary interest is any non-direct financial interest, but is specifically defined in the rules to include securities held by members of your immediate family sharing the same household; securities held by a partnership of which you are a general partner; securities held by a trust of which you are the settlor if you can revoke the trust without the consent of another person, or a beneficiary if you have or share investment control with the trustees; and equity securities which may be acquired upon exercise of an option or other right, through conversion.

NRM INVESTMENT COMPANY
--------------------------------------------------------------------------------



       B. Each Access Person of the Company shall submit initial(3) and annual reports to the Company's president or his designee, showing all initial holdings the access person maintains individually, with a broker, dealer or bank; and shall submit reports showing yearly transactions in Covered Securities in which the person has, or by reason of such transaction acquires, any direct or indirect beneficial ownership.(4)

      C. The Company's president or his designee shall notify each Access Person of the Company who may be required to make reports pursuant to this Code that such person is subject to this reporting requirement and shall deliver a copy of this Code to each such person.

     D. The Company's president or designee shall review the reports received, and as appropriate compare the reports with the pre-clearance authorization received, and report to the Company's Board of Directors:

    (1) with respect to any transaction that appears to evidence a possible violation of this Code; and

    (2) apparent violations of the reporting requirements stated herein.

    E. The Board shall consider the reports made to it hereunder and shall determine whether the policies established by the Rule and this Code have been complied with or violated, and if violated, what sanctions, if any, should be imposed on the violator, including but not limited to a letter of censure, suspension or termination of the employment of the violator, or the unwinding of the transaction and the disgorgement of any profits to the Company. The Board shall review the operation of this Code at least once a year.

    F. The Company's investment adviser shall adopt, maintain and enforce separate codes of ethics with respect to its personnel in compliance with amended Rule 17j-1 and Rule 204-2(a) of the Investment Advisers Act of 1940 or
Section 15 (f) of the Securities Exchange Act of 1934, as applicable, and shall forward to the Company's President and the Company's counsel copies of such code and all future amendments and modifications thereto.



----------
For interpretive guidance on this test, you should consult counsel

(3) Initial reports need not be filed for access persons who became such before March 1,2000.
(4) See footnote 1 above.

NRM INVESTMENT COMPANY
--------------------------------------------------------------------------------


    G. At each quarterly Board of Directors' meeting the investment adviser shall report to the Company's Board of Directors:

         (1) any reported securities transaction that occurred during the prior quarter that appears to have been inconsistent with the provisions of the code of ethics adopted by the Company's investment adviser; and

         (2) all disciplinary actions(5) taken in response to such violations.


    H. At least once a year, the Company's investment adviser shall provide to the Board a report which contains (a) a summary of existing procedures concerning personal investing by advisory persons and any changes in the procedures during the past year and (b) an evaluation of current compliance procedures and a report on any recommended changes in existing restrictions or procedures based upon the Company's experience under this Code, industry practices, or developments in applicable laws and regulations.

    I. This Code, the codes of the investment adviser, a copy of each report by an Access Person, any written report hereunder by the Company's investment adviser and lists of all persons required to make reports shall be preserved with the Company's records for the period required by amended Rule 17j-1. The Company shall keep all reports and lists sealed and marked "Confidential" to be disclosed only to the Company's president or his designee or to authorized Securities and Exchange Commission personnel as required by law.

VI.      Certification.
         --------------

     Each Access Person will be required to certify annually that he has read and understood this Code of Ethics, and will abide by it. Each Access Person will further certify that he has disclosed or reported all personal securities transactions required to be disclosed or reported under this Code of Ethics.



--------
(5) Disciplinary action may include but is not limited to any action that has a material financial effect upon the individual involved, such as fining, suspending, or demoting an employee, imposing a substantial fine or requiring the disgorgement of profits.